Commitments and Contingencies - Additional Information (Detail) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2002 Tech JV [Member]	May 31, 2000 Tech JV [Member]	Dec. 31, 2012 Advertising [Member] Maximum [Member]	Dec. 31, 2012 Human resource services [Member] Maximum [Member]
Commitments and Contingencies Disclosure [Line Items]
Rental expenses	39,708	37,042	33,204
Percentage of foreign ownership in Tech JV				99.00%	98.00%
Maximum foreign ownership percentage of advertising companies in the PRC						100.00%
Maximum foreign ownership percentage of human resource services companies permitted in the PRC							70.00%